UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Jetstream Capital LLC
Address: 12 Cadillac Drive
         Suite 280
         Brentwood, TN  37027

13F File Number:  28-11595

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Beth Peters
Title:     Chief Financial Officer
Phone:     615-425-3400

Signature, Place, and Date of Signing:

     /s/ Beth Peters     Brentwood, TN     November 12, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     46

Form13F Information Table Value Total:     $683,061 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AERCAP HOLDINGS NV             SHS              n00985106     6215   685200 SH       SOLE                        0        0   685200
AEROPOSTALE                    COM              007865108    14341   329900 SH       SOLE                        0        0   329900
APPLE INC                      COM              037833100    16496    89000 SH       SOLE                        0        0    89000
BROADCOM CORP                  CL A             111320107     7197   234500 SH       SOLE                        0        0   234500
CHINA TRANSINFO TECHNLGY COR   COM              169453107     2796   295600 SH       SOLE                        0        0   295600
COACH INC                      COM              189754104    13204   401100 SH       SOLE                        0        0   401100
COPA HOLDINGS SA               CL A             p31076105     6305   141725 SH       SOLE                        0        0   141725
CTRIP COM INTL LTD             ADR              22943f100    14380   244600 SH       SOLE                        0        0   244600
DUOYUAN GLOBAL WTR INC         SPONSORED ADR    266043108     3445   104400 SH       SOLE                        0        0   104400
E HOUSE CHINA HLDGS LTD        ADR              26852w103    22257  1042000 SH       SOLE                        0        0  1042000
FINISH LINE INC                CL A             317923100     8734   859600 SH       SOLE                        0        0   859600
FIRST SOLAR INC                COM              336433107    10440    68300 SH       SOLE                        0        0    68300
FORD MTR CO DEL                COM PAR $0.01    345370860    30663  4252850 SH       SOLE                        0        0  4252850
FORTRESS INVESTMENT GROUP LL   CL A             34958b106     8499  1634500 SH       SOLE                        0        0  1634500
FOSTER WHEELER AG              COM              h27178104     7461   233800 SH       SOLE                        0        0   233800
FREEPORT-MCMORAN COPPER & GO   COM              35671d857    23019   335500 SH       SOLE                        0        0   335500
FUQI INTERNATIONAL INC         COM NEW          36102a207     5071   173600 SH       SOLE                        0        0   173600
GOLDMAN SACHS GROUP INC        COM              38141g104    13882    75300 SH       SOLE                        0        0    75300
GULFMARK OFFSHORE INC          COM              402629109     3542   108200 SH       SOLE                        0        0   108200
HOME INNS & HOTELS MGMT INC    SPON ADR         43713w107     5495   184100 SH       SOLE                        0        0   184100
HUMAN GENOME SCIENCES INC      COM              444903108     3805   202200 SH       SOLE                        0        0   202200
INTEL CORP                     COM              458140100    19801  1011800 SH       SOLE                        0        0  1011800
INTEL CORP                     COM              458140100    69082  3530000 SH  CALL SOLE                        0        0  3530000
INTERNATIONAL BUSINESS MACHS   COM              459200101     6770    56600 SH       SOLE                        0        0    56600
JPMORGAN CHASE & CO            COM              46625h100    34581   789150 SH       SOLE                        0        0   789150
KNOLL INC                      COM NEW          498904200     4986   478000 SH       SOLE                        0        0   478000
KULICKE & SOFFA INDS INC       COM              501242101     6129  1016500 SH       SOLE                        0        0  1016500
LINCOLN NATL CORP IND          COM              534187109    16238   626700 SH       SOLE                        0        0   626700
NUCOR CORP                     COM              670346105     5599   119100 SH       SOLE                        0        0   119100
OFFICEMAX INC DEL              COM              67622p101    10072   800600 SH       SOLE                        0        0   800600
ORIENT-EXPRESS HOTELS LTD      CL A             G67743107     3107   269900 SH       SOLE                        0        0   269900
PERFECT WORLD CO LTD           SPON ADR REP B   71372u104    14796   307600 SH       SOLE                        0        0   307600
PIER 1 IMPORTS INC             COM              720279108     2825   730000 SH       SOLE                        0        0   730000
PRICELINE COM INC              COM NEW          741503403    10132    61100 SH       SOLE                        0        0    61100
SMARTHEAT INC                  COM              83172f104     1436   121000 SH       SOLE                        0        0   121000
SPDR TR                        UNIT SER 1       78462F103   170000  1610000 SH  CALL SOLE                        0        0  1610000
STEC INC                       COM              784774101     5755   195800 SH       SOLE                        0        0   195800
STEIN MART INC                 COM              858375108      426    33500 SH       SOLE                        0        0    33500
SUNPOWER CORP                  COM CL A         867652109     4274   143000 SH       SOLE                        0        0   143000
SYBASE INC                     COM              871130100    10246   263400 SH       SOLE                        0        0   263400
TD AMERITRADE HLDG CORP        COM              87236y108    10620   541000 SH       SOLE                        0        0   541000
THOMPSON CREEK METALS CO INC   COM              884768102     6039   500300 SH       SOLE                        0        0   500300
TRINA SOLAR LIMITED            SPON ADR         89628e104     9246   287400 SH       SOLE                        0        0   287400
TRW AUTOMOTIVE HLDGS CORP      COM              87264s106     9615   574000 SH       SOLE                        0        0   574000
URBAN OUTFITTERS INC           COM              917047102    13151   435900 SH       SOLE                        0        0   435900
VISA INC                       COM CL A         92826c839    10888   157550 SH       SOLE                        0        0   157550